SCHEDULE OF SUPPLEMENTAL CASH FLOW AND OTHER INFORMATION (Details) - USD ($)	6 Months Ended		7 Months Ended	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	May 31, 2020	May 31, 2021
Commitments and Contingencies Disclosure [Abstract]
ROU assets obtained in exchange for lease liabilities: Operating leases		$ 223,242	$ 4,770,280	$ 223,242
Operating Lease, Weighted Average Remaining Lease Term	3 years 10 months 24 days	4 years 2 months 12 days	4 years 5 months 23 days	4 years 14 days
Operating Lease, Weighted Average Discount Rate, Percent	4.25%	4.25%	4.25%	4.25%
Cash paid for amounts included in the measurement of lease liabilities: Operating leases		$ 639,338